Stockholders' equity - Additional Information (Detail) - USD ($)			6 Months Ended
	Mar. 19, 2024	Jan. 23, 2024	Jun. 30, 2024
Increase The Number of Share Issuable
Adjusted down round deemed dividends preferred stock			$ 2,862,000
Payments of ordinary dividends preferred stock and preference stock			$ 381,250
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			15,563,740
Issuance costs for classified within equity			$ 655,089
Proceeds from exercise of warrants			5,852,396
Remaining gross proceeds allocated to warrants and common stock			4,971,035
Adjustment to fair value of warrant liabilities			15,176,536
Derivative liability non current			14,486,493
Fair Value, Inputs, Level 3 [Member]
Increase The Number of Share Issuable
Derivative liability non current			$ 14,486,493
Pre Funded Class B1 and B2 Warrants [Member]
Increase The Number of Share Issuable
Common stock shares issued	1,200,000	279,404
Class B1 Warrant [Member]
Increase The Number of Share Issuable
Common stock shares issued		7,320,000	2,016,338
Class of warrant or right exercise price of warrants or rights		$ 37.5
Class of warrant or right issued		16,100,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		161,000	126,861
Increase the number of share issuable		2,069,999
Class B2 Warrant [Member]
Increase The Number of Share Issuable
Common stock shares issued			3,325,145
Class of warrant or right exercise price of warrants or rights		$ 42.5
Class of warrant or right issued		32,200,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		322,000	7,487,974
Increase the number of share issuable		10,813,119
Proceeds from exercise of warrants			$ 4,229,276
Class B1 And B2 Warrants [Member]
Increase The Number of Share Issuable
Class of warrant or right exercise price of warrants or rights		$ 1.2573
Warrants and rights outstanding		$ 6,132,714
Gross proceeds allocated to warrants and common stock			13,147,990
Class B1 And B2 Warrants [Member] | General and administrative expense [Member]
Increase The Number of Share Issuable
Issuance costs of warrants expensed			$ 1,733,711
Class C1 Warrant [Member]
Increase The Number of Share Issuable
Common stock shares issued	31,600,000		2,094,096
Class of warrant or right exercise price of warrants or rights	$ 7.5
Class of warrant or right issued	67,450,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	674,500		36,540
Increase the number of share issuable	1,814,636
Class C2 Warrant [Member]
Increase The Number of Share Issuable
Common stock shares issued			1,255,228
Class of warrant or right exercise price of warrants or rights	$ 8.5
Class of warrant or right issued	134,900,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,349,000		7,864,715
Increase the number of share issuable	9,119,943
Proceeds from exercise of warrants			$ 1,578,198
Class C1 And C2 Warrants [Member]
Increase The Number of Share Issuable
Class of warrant or right exercise price of warrants or rights	$ 1.2573
Warrants and rights outstanding	$ 5,281,565
Gross proceeds allocated to warrants and common stock			8,176,955
Class C1 And C2 Warrants [Member] | General and administrative expense [Member]
Increase The Number of Share Issuable
Issuance costs of warrants expensed			$ 1,078,622
Capital stock [Member]
Increase The Number of Share Issuable
Common stock shares issued			1,479,404
Capital stock [Member] | Class B1 Warrant [Member]
Increase The Number of Share Issuable
Common stock shares issued		73,200
Capital stock [Member] | Class C1 Warrant [Member]
Increase The Number of Share Issuable
Common stock shares issued	316,000
Preferred Class A [Member]
Increase The Number of Share Issuable
Preferred stock, convertible, conversion price			$ 1.2573